Expense Example - A C I Shares - Undiscovered Managers Behavioral Value Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	650	924	1,217	2,050	283	575	992	2,025	107	345	601	1,336